[LETTERHEAD]


		May 2, 2003


VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:	Allmerica Investment Trust (the "Registrant" or "Trust")
Rule 497(j) Prospectuses and Statement of Additional Information Certification File Nos. 811-4138 and 2-94067

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"),the Registrant hereby transmits via EDGAR the following certification in lieu of filing under Rule 497(c) of the Act:

(1) the forms of Prospectuses and Statement of Additional Information that would have been filed on behalf of the Trust under paragraph (c) of Rule 497 of the Act would not have differed from those contained in the most recent registration statement or amendment (Post-effective Amendment No. 45 to the Trust's Registration Statement on Form N-1A filed with the Commission pursuant to Rule 485(b) under the Act on April 23, 2003 to become effective May 1, 2003 - Accession Number 0000950109-03-002254), and (2) the text of the most recent registration statement or amendment has been filed electronically.

Any questions with respect to this filing should be directed to the undersigned at (508) 855-4013.
Please provide an electronic confirmation as evidence of this filing.


								Very truly yours,



								George M. Boyd
								Trust Secretary

cc:Yuna Peng, SEC examiner
   John P. Kavanaugh
   Paul T. Kane
   Gregory Sheehan, Esq.